Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue
Total revenue	$ 108,892	$ 92,847	$ 52,192
Cost of services	9,786	7,806	4,603
Gross profit	99,106	85,041	47,589
Operating expenses
General and administrative	32,584	13,774	12,125
Selling and marketing	7,841	7,482	6,188
Research and development	1,964	1,170	802
Operating income	56,717	62,615	28,474
Change in fair value of contingent consideration	(131,932)	0	0
Interest expense	(11,601)	(322)	(341)
Interest income	202	24	13
Other income (expense)	(4,377)	197	170
Income (loss) before income taxes	(90,991)	62,514	28,316
Provision (benefit) for income taxes	6,573	(30)	37
Net income (loss) and comprehensive income (loss)	(97,564)	62,544	28,279
Preferred distribution to redeemable convertible Series C preferred units	(40,689)	(11,058)	(9,066)
Accretion to redemption value of redeemable convertible Series C preferred units	47,537	(163,425)	(63,311)
Net loss attributable to common stockholders	$ (90,716)	$ (111,939)	$ (44,098)
Net loss and comprehensive loss per common share
Basic and diluted net loss per share (in dollars per share)	$ (1.09)	$ (2.97)	$ (1.17)
Weighted average basic and diluted shares of common stock outstanding (in shares)	82,908,772	37,631,052	37,631,052
Program fees
Revenue
Total revenue	$ 43,995	$ 36,667	$ 25,044
Profit share
Revenue
Total revenue	60,392	53,038	24,835
Claims administration service fees
Revenue
Total revenue	$ 4,505	$ 3,142	$ 2,313